NON-CONTROLLING INTEREST (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Summarizes The Changes In Non-controlling Interest
Balance, December 1, 2020	$-
Non-controlling interest acquired on acquisiton of Reciprocity	(71,921)
Share of profit for the period	(40,901)

Balance, December 31, 2021	$(112,822)

Schedule Of Summarizes The Information Relating To Non Controlling Interest
NCI percentage	60%

Current assets	$198,920
Non-current assets	803
Current liabilities	(388,920)
Translation adjustment	1,162

Net Assets	(188,035)

Carrying amount of NCI	$(112,822)

Loss for the period	$(68,168)
Loss allocated to NCI	(40,901)

Cash flows from operating activities	$9,473
Effect of foreign exchange	494

Net change in cash	$9,967